Commitments and Contingencies - Charter Hire Receivable (Table) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments And Contingencies
December 31, 2023	$ 596,321
December 31, 2024	496,107
December 31, 2025	305,174
December 31, 2026	238,269
Thereafter	307,729
Total minimum lease revenue, net of address commissions	$ 1,943,600